Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 91,686,861.00
Previously Paid Amount	0.00
Total Fee Amount	14,037.26
Total Offset Amount	0.00
Net Fee	$ 14,037.26